NEWBUILDINGS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Newbuildings [Roll Forward]
Balance, beginning of period	$ 26,913	$ 13,049	$ 224,319
Installments and newbuilding supervision fees paid	572	12,936	14,676
Interest capitalized	2,183	928	11,111
Transfers to Vessels and Equipment			(237,057)
Balance, end of period	29,668	26,913	13,049
Frontline 2012 [Member]
Newbuildings [Roll Forward]
Interest capitalized			$ 10,400
Number of VLCC newbuilding contracts owned by the special purpose companies which have been sold to Frontline 2012			5
Number of VLCC newbuilding contracts owned by special purpose companies			5